RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details)	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS AND BALANCES
Rights of use lease assets, net	¥ 5,038,871		$ 730,451	¥ 6,666,759
Present value of lease liabilities	4,458,241		646,281	6,077,409
Monthly Payment
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease expense	1,100,000	$ 200,000
Related party
RELATED PARTY TRANSACTIONS AND BALANCES
Rights of use lease assets, net	553,226		80,197	765,241
Present value of lease liabilities	553,226		$ 80,197	¥ 765,241
Related party | Monthly Payment
RELATED PARTY TRANSACTIONS AND BALANCES
Operating lease expense	¥ 94,167	$ 13,652